B5 Inventories	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
B5 Inventories

Inventories

Inventories
	2022	2021
Raw materials, components, consumables and manufacturing work in progress	16,873	11,584
Finished products	14,376	11,207
Contract work in progress	14,597	12,373
Inventories, net	45,846	35,164
The amount of inventories recognized as expense and included in Cost of sales was SEK 68,838 (60,362) million.
Contract work in progress consists of costs incurred to date on customer projects where the performance obligations are yet to be fully delivered. These costs will be recognized as cost of sales when the related revenue is recognized in the income statement.
The Company has had to increase its buffer of vital components to mitigate the supply chain issues affecting electronic components globally. Inventory allowance is reviewed periodically to ensure obsolete components are adequately provided for.
The Company’s current climate-related strategy’s aim to have a portfolio of energy performance products may affect recoverability of inventories as customers push for fast substitution and uptake of volume towards the most energy efficient products. The current radio product offering largely reflects the latest energy efficient technologies and although ongoing improvements are expected in future, these factors have been included in the inventory obsolescence risk assessment at year end.
Reported amounts are net of obsolescence allowances of SEK 5,716

(3,676) million.

Movements in obsolescence allowances
	2022	2021
Opening balance	3,676	3,627
Additions	3,927	1,378
Utilization	(2,115)	(1,457)
Translation differences	228	128
Closing balance	5,716	3,676
Physical risks of climate changes on manufacturing facilities have also been identified as a potential climate-related risk to the Company’s operations, although these risks are mostly mitigated through having appropriate insurance policies for damage to inventories and fixed assets, as well as potential business interruptions, combined with having a globally spread production capability.